Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2020
Summary of Significant Accounting Policies
Schedule of estimated useful lives of the assets

Years
Computers, peripheral, and scientific equipment	3
Office furniture and equipment	3

Schedule of components of property and equipment

	June 30,	December 31,
	2020	2019
Computers, peripheral, and scientific equipment	$85,489	$85,489
Office furniture and equipment	79,449	79,449
Total property and equipment	164,938	164,938
Less: Accumulated depreciation	(164,938)	(159,925)
Property and equipment, net	$—	$5,013

Schedule of changes in accumulated other comprehensive loss

The following table provides details with respect to changes in accumulated other comprehensive loss, which is comprised of foreign currency translation adjustments, as presented in the balance sheets at June 30, 2020:

Balance, January 1, 2020	$(348,860)
Net current period other comprehensive loss	(268,762)
Balance, June 30, 2020	$(617,622)